Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts

Schedule II

Schedule — Valuation and Qualifying Accounts

TOTAL SYSTEM SERVICES, INC.

Schedule II

Valuation and Qualifying Accounts

(in thousands)

		Additions
		Changes in
	Balance at	allowances, charges to				Balance at
	beginning	expenses and changes				end
	of period	to other accounts		Deductions		of period
Year ended December 31, 2014:
Provision for doubtful accounts	$1,758	640	(1)	824	(3)	$3,222
Provision for billing adjustments	$504	497	(1)	(135)	(3)	$866
Provision for merchant losses	$1,122	1,686	(1)	(1,690)	(3)	$1,118
Transaction processing provisions - processing errors	$2,409	9,468	(2)	(7,247)	(3)	$4,630
Provision for fraud losses	$5,784	38,381	(4)	(37,853)	(3)	$6,312
Deferred tax valuation allowance	$14,691	5,534	(5)	(1,262)	(6)	$18,963
Year ended December 31, 2015:
Provision for doubtful accounts	$3,222	(58)	(1)	(1,407)	(3)	$1,757
Provision for billing adjustments	$866	(114)	(1)	174	(3)	$926
Provision for merchant losses	$1,118	4,667	(1)	(4,419)	(3)	$1,366
Transaction processing provisions - processing errors	$4,630	6,976	(2)	(5,149)	(3)	$6,457
Provision for fraud losses	$6,312	41,264	(4)	(38,185)	(3)	$9,391
Deferred tax valuation allowance	$18,963	541	(5)	(1,058)	(6)	$18,446
Year ended December 31, 2016:
Provision for doubtful accounts	$1,757	6,970	(1)	(5,245)	(3)	$3,482
Provision for billing adjustments	$926	614	(1)	(180)	(3)	$1,360
Provision for merchant losses	$1,366	1,682	(1)	(1,009)	(3)	$2,039
Transaction processing provisions - processing errors	$6,457	3,669	(2)	(7,275)	(3)	$2,851
Provision for fraud losses	$9,391	49,362	(4)	(48,226)	(3)	$10,527
Deferred tax valuation allowance	$18,446	4,124	(5)	(1,269)	(6)	$21,301
(1)

Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.

(2)	Amount reflected is the change in transaction processing provisions reflected in cost of services expenses.
(3)

Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing provisions reflect actual billing adjustments and processing errors charged against the allowances. Amounts that related to cardholder losses reflect write-offs against the provision for cardholder losses.

(4)	Amount represents the charges in the provision for cardholder losses reflected in cost of services expenses.
(5)	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.

Amount represents a decrease in the amount of deferred tax assets, which more likely than not, will not be realized.